Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Information [Abstract]
Schedule of Non-Current Assets per Geographical Segment

Non-current assets per geographical segment

	As of December 31,
	2024		2025
	HK$	%	HK$	US$	%
Hong Kong	9,653,379	66%	27,383,448	3,518,231	89%
PRC	4,952,295	34%	3,461,105	444,683	11%
Total	14,605,674	100%	30,844,553	3,962,914	100%

Schedule of Financial Performance Measures of the Operation

Key financial performance measures of the segments are as follows:

	For the years ended December 31,
	2023	2024	2025	2025
	HK$	HK$	HK$	US$
Revenue	115,285,213	103,820,403	130,932,196	16,822,196

Cost of revenue
– External	(63,801,949)	(57,967,108)	(72,198,081)	(9,276,024)
– Related party	(4,472,333)	(3,461,056)	(3,853,053)	(495,041)
Total cost of revenue	(68,274,282)	(61,428,164)	(76,051,134)	(9,771,065)
Gross profit	47,010,931	42,392,239	54,881,062	7,051,131

Selling and marketing expenses	(18,323,687)	(15,992,966)	(27,329,142)	(3,511,255)
General and administrative expenses	(19,612,592)	(18,142,764)	(21,686,959)	(2,786,345)

Income from operations	9,074,652	8,256,509	5,864,961	753,531

Other income, net
Bank interest income	33,332	31,523	391,825	50,342
Interest expense	(124,021)	(316,717)	(250,943)	(32,241)
Administrative service fee from related parties	369,000	390,000	184,000	23,640
Administrative service fee from non-related parties	—	—	528,000	67,838
Government subsidies	—	175,688	—	—
Other (expenses) income	(69,235)	(4,516)	187,426	24,080
Total other income, net	209,076	275,978	1,040,308	133,659

Income before income tax expenses	9,283,728	8,532,487	6,905,269	887,190
Income tax expenses	(1,500,878)	(2,129,604)	(1,627,909)	(209,154)
Net income	7,782,850	6,402,883	5,277,360	678,036

Schedule of Financial Performance Measures of the Balance Sheet
	As of December 31,
	2024	2025	2025
	HK$	HK$	US$
Total assets	57,047,028	116,021,212	14,906,429
Total liabilities	(47,143,875)	(64,583,380)	(8,297,686)

Net assets	9,903,153	51,437,832	6,608,743